Rule 497(e)
                                                        Registration No. 33-8982

Dear Shareholder:

The Victory Funds' Prospectuses are being revised. Effective October 19, 1998, the minimum initial investment for IRA accounts has been reduced from $250 to $100. The merger of McDonald & Company Investments Inc. with KeyCorp brought together two mutual fund families, the Gradison Funds and The Victory Portfolios, under a single management structure. The Boards of both the Gradison Funds and The Victory Portfolios recognized that several of the Gradison and Victory Funds had substantially similar investment objectives and policies. If Gradison shareholders approve, the Gradison Government Income Fund, a series of Gradison Custodian Trust, will be reorganized into newly established Class G shares of the Victory Fund for Income in March 1999. This Supplement also provides current information related to the investment strategies of the Fund for Income and new portfolio manager information for the Fund for Income, Intermediate Income Fund and the Limited Term Income Fund. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------
                             The Victory Portfolios

                                 Fund for Income
                            Government Mortgage Fund
                            Intermediate Income Fund
                          Investment Quality Bond Fund
                            Limited Term Income Fund

                        Supplement Dated January 26, 1999
                      to the Prospectus Dated March 1, 1998

The Prospectus of the above Funds is supplemented as follows:

1. On page 3 under "Purchases" and any other sections of the Prospectus that refer to the minimum initial investment for Individual Retirement Accounts, replace the amount to open an Individual Retirement Account with a minimum of $100 rather than $250.

2. On page 3 under "General Information about each of the Funds" insert the following paragraph:

On December 11, 1998, the Board of Trustees of The Victory Portfolios approved a Plan of Reorganization to acquire all of the assets and liabilities of Gradison Government Income Fund in exchange for Class G Shares of the Fund for Income. If the Gradison Fund shareholders approve this Plan, the exchange will take place on or about March 26, 1999 and Class G Shares of the Fund for Income will be distributed to the Gradison Fund shareholders. This reorganization will not affect the total asset value of your investment in the Fund for Income. At the time of the reorganization, the Fund for Income will assume the performance and accounting history of Gradison Government Income Fund.

3. On page 4, replace the "Investment Policies and Strategy" and "Portfolio Management" sections for the Fund for Income with the following:

Principal Investment Strategies:
The Fund for Income pursues its investment objective by investing primarily in securities issued by the U.S. Government and its agencies or instrumentalities. The Fund for Income currently invests only in securities that are guaranteed by the full faith and credit of the U.S. Government and repurchase agreements collateralized by such securities.

Under normal market conditions, the Fund for Income primarily invests in:

     o    Mortgage-backed  obligations and collateralized  mortgage  obligations
          (CMOs) issued by the Government National Mortgage Association (GNMA). The Fund for Income will invest at least 65% of its total assets in GNMA securities.

     o Obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities with maturities generally in the range of 2 to 30 years

The Fund for Income may invest in repurchase agreements collateralized by the securities described above.

The Fund for Income may, but is not required to, use derivative instruments, including
o    Writing covered call options
o    Engaging in closing options transactions

Please see the definition of a derivative instrument in the "Other Securities and Investment Practices" section at the end of this Prospectus.

Portfolio Management:

Thomas M. Seay and Trenton Fletcher are the Co-Portfolio Managers of the Fund for Income, and together are primarily responsible for the day-to-day management of the Fund for Income's portfolio. Mr. Seay has been the Co-Portfolio Manager of the Fund for Income since January 1999. Mr. Seay, a Senior Vice President of McDonald Investments Inc., served as Portfolio Manager of the Gradison Government Income Fund since April, 1998. From March 1987 until April 1998 he served as Vice President and Fixed Income Portfolio Manager, Lexington Management Corporation. Mr. Fletcher has served as Portfolio Manager of the Victory Fund for Income since January 1998. A Portfolio Manager and Director of Key Asset Management Inc. (KAM), he has been associated with KAM or its affiliates since 1989.

4. On page 8 replace "Portfolio Management" for the Intermediate Income Fund with the following:

Eric Rasmussen is the Portfolio Manager of the Intermediate Income Fund, a position he has held since December 1998. Mr. Rasmussen is Managing Director, Taxable Fixed Income Investments, KAM, and Managing Director, Applied Technology Investments, the passive investment division of KAM. Prior to managing the Intermediate Income Fund, Mr. Rasmussen headed Corporate Treasury where he was responsible for issuance of bank and holding company debt and an interest rate swap book, and has been with KAM or an affiliate since 1988.

5. On page 12 replace "Portfolio Management" for the Limited Term Income Fund with the following:

Deborah Svoboda has been the Portfolio Manager of the Limited Term Income Fund since September 1998. Ms. Svoboda has been Portfolio Manager and Managing
Director of KAM since 1998, prior to which she was a Senior Vice President responsible for asset-backed securities syndication and marketing for McDonald & Company Investments Inc.

6.   All   references   to   Coopers   &   Lybrand   L.L.P.   are   changed   to
PricewaterhouseCoopers LLP.

7. On page 20 add the following information under Item 4, "Sales Charge Reductions and Waivers for Class A Shares -- Waivers for certain investors:"

f. Participants in tax-deferred retirement plans that meet at least one of the following requirements: more than $1 million in plan assets; or 100 eligible employees; or if all of the plan's transactions are executed through a single financial institution or service organization which has an agreement to sell the Victory Funds in connection with such accounts.

Please insert this Supplement in the front of your Prospectus. Investors wishing to obtain more information should call the Funds at 800-539-FUND.



                                       -2-

                                   VF-TXFI-SUP

Dear Shareholder:

The Victory Funds' Prospectuses are being revised. Effective October 19, 1998, the minimum investment for IRA accounts has been reduced from $250 to $100. The merger of McDonald & Company Investments Inc. with KeyCorp brought together two mutual fund families, the Gradison Funds and The Victory Portfolios, under a single management structure. The Boards of both the Gradison Funds and The Victory Portfolios recognized that several of the Gradison and Victory Funds had substantially similar investment objectives and policies. If Gradison shareholders approve, the Gradison Ohio Tax-Free Income Fund, a series of Gradison-McDonald Municipal Custodian Trust, will be reorganized into newly established Class G shares of the Victory Ohio Municipal Bond Fund in March 1999. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------
                             The Victory Portfolios

                          National Municipal Bond Fund
                             New York Tax-Free Fund
                            Ohio Municipal Bond Fund

                        Supplement Dated January 26, 1999
                      to the Prospectus Dated March 1, 1998

The Prospectus of the above Funds is supplemented as follows:

1. On page 3 under "Purchases" and any other sections of the Prospectus that refer to the minimum initial investment for Individual Retirement Accounts, replace the amount to open an Individual Retirement Account with a minimum of $100 rather than $250.

2. On page 3 under "General Information about each of the Funds" insert the following paragraph:

On December 11, 1998 the Board of Trustees of The Victory Portfolios approved a Plan of Reorganization to acquire all the assets and liabilities of Gradison Ohio Tax-Free Income Fund in exchange for Class G Shares of the Ohio Municipal Bond Fund. If the Gradison Fund shareholders approve this Plan, the exchange will take place on or about March 26, 1999 and Class G Shares of the Ohio Municipal Bond Fund will be distributed to the Gradison Fund shareholders. This reorganization will not affect the total asset value of your investment in the Ohio Municipal Bond Fund.

3.   All   references   to   Coopers   &   Lybrand   L.L.P.   are   changed   to
PricewaterhouseCoopers LLP.

4. On page 16 add the following information under Item 4, "Sales Charge Reductions and Waivers for Class A Shares -- Waivers for certain investors:"

f. Participants in tax-deferred retirement plans that meet at least one of the following requirements: more than $1 million in plan assets; or 100 eligible employees; or if all of the plan's transactions are executed through a single financial institution or service organization which has an agreement to sell the Victory Funds in connection with such accounts.


Please insert this Supplement in the front of your Prospectus. Investors wishing to obtain more information should call the Funds at 800-539-FUND.




                                   VF-TEFI-SUP

Dear Shareholder:

The Victory Funds' Prospectuses are being revised. Effective October 19, 1998, the minimum investment for IRA accounts has been reduced from $250 to $100. The merger of McDonald & Company Investments Inc. with KeyCorp brought together two mutual fund families, the Gradison Funds and The Victory Portfolios, under a single management structure. The Boards of both the Gradison Funds and The Victory Portfolios recognized that several of the Gradison and Victory Funds had substantially similar investment objectives and policies. If Gradison shareholders approve, certain Gradison Funds, all of which are series of Gradison Growth Trust, will be reorganized into certain Victory Funds as indicated below in March 1999. After the reorganization, the Special Growth Fund will be renamed the "Small Company Opportunity Fund" and assume the financial history and performance of the Gradison Opportunity Value Fund. This supplement also provides current information regarding the investment policies and portfolio managers of the Funds affected by the reorganization. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------
                             The Victory Portfolios

                                   Value Fund
                             Diversified Stock Fund
                                Stock Index Fund
                                   Growth Fund
                               Special Value Fund
                            Ohio Regional Stock Fund
                            International Growth Fund
                               Special Growth Fund
                                  Balanced Fund
                           Real Estate Investment Fund

                        Supplement Dated January 26, 1999
                      to the Prospectus Dated March 1, 1998
                         as Supplemented August 1, 1998

The Prospectus of the above Funds is supplemented as follows:

1. On page 3 under "Purchases" and any other sections in the Prospectus that refer to the minimum initial investment for Individual Retirement Accounts, replace the amount to open an Individual Retirement Account with a minimum of $100 rather than $250.

2. On page 3 under "General Information about each of the Funds" insert the following paragraph:

On December 11, 1998 the Board of Trustees of The Victory Portfolios approved a Plan of Reorganization to acquire all the assets and liabilities of the following Gradison Funds in exchange for Class G Shares of the following Victory Funds. If the Gradison Fund shareholders approve this Plan, the exchange will take place on or about March 26, 1999, and Class G Shares of the Victory Funds will be distributed to the Gradison Fund shareholders. This reorganization will not affect the total asset value of your investment. At the time of the reorganization, the Special Growth Fund will assume the performance and accounting history of Gradison Opportunity Value Fund.



         Gradison Fund          To Merge With           Victory Fund
Gradison Growth & Income Fund         ->       Victory Diversified Stock Fund

Gradison International Fund           ->       Victory International Growth Fund

Gradison Opportunity Value Fund       ->       Victory Special Growth Fund

3. On page 6 replace the "Investment Policies and Strategy" section for the Diversified Stock Fund with the following:

Principal Investment Strategies: The Diversified Stock Fund pursues its investment objective by investing primarily in equity securities and securities convertible into common stocks traded on U.S. exchanges and issued by large, established companies.

Key Asset Management Inc. (KAM or the Adviser), the Diversified Stock Fund's investment adviser, seeks to invest in both growth and value securities. In making investment decisions, the Adviser may consider cash flow, book value, dividend yield, growth potential, quality of management, adequacy of revenues, earnings, capitalization, relation to historical earnings, the value of the issuer's underlying assets, and expected future relative earnings growth. The Adviser will pursue investments that provide above average dividend yield or potential for appreciation.

Under normal market conditions, the Diversified Stock Fund:

o Will invest at least 80% of its total assets in equity securities of large, established companies and securities convertible or exchangeable into common stock, including:

     o Growth stocks, which are stocks of companies that the Adviser believes will regularly experience earnings growth; and

     o    Value  stocks,   which  are  stocks  that  the  Adviser  believes  are
          intrinsically worth more than their market value.

o    May invest up to 20% of its total assets in:

     o    Preferred stocks

     o    Investment grade corporate debt securities

     o    Short-term debt obligations

     o    U.S. Government obligations

The Diversified Stock Fund may, but is not required to, use derivative instruments. Please see the definition of a derivative instrument in the "Other Securities and Investments" section at the end of this Prospectus.

4. On page 16 replace the "Investment Policies and Strategy" section for the International Growth Fund as follows:

Principal Investment Strategies: The International Growth Fund pursues its objective by investing primarily in equity securities of foreign corporations, most of which are denominated in foreign currencies.

The International Growth Fund will invest most of its assets in securities of companies traded on exchanges outside of the U.S. including developed and emerging countries. In making investment decisions, KAM and Indocam International Investment Services, S.A., the International Growth Fund's sub-adviser, may analyze the economies of foreign countries and the growth potential for individual sectors and securities.

Under normal market conditions, the International Growth Fund:

o    Will invest at least 65% of its total assets in:

     o Securities (including "sponsored" and "unsponsored" American Depositary Receipts) of companies that derive more than 50% of their gross revenues from, or have more than 50% of their assets, outside the United States.

     o Securities for which the principal trading markets are located in at least three different countries (excluding the United States).

o May invest up to 20% of its total assets in securities of companies located in emerging countries.


o May invest up to 35% of its total assets in cash equivalents and fixed income securities, including U.S. Government obligations.

The International Growth Fund's high portfolio turnover rate may result in higher expenses and taxable gain distributions. The Fund may, but is not required to, use derivative contracts. Please refer to the definition of a derivative instrument in the "Other Securities and Investment Practices" section at the end of the Prospectus.

5. On page 16 for the International Growth Fund, add the following paragraph to "Portfolio Management" and delete the information on page 37 regarding Eric Taze-Bernard.

Conrad R. Metz and Leslie Globits are primarily responsible for the management of the International Growth Fund. Mr. Metz is a Managing Director of KAM, and formerly served as the Portfolio Manager of the International Growth Fund. He previously was Senior Vice President, International Equities, at Bailard Biehl & Kaiser, and has over 20 years experience in global equity research and portfolio management. Mr. Globits, a Managing Director of KAM, was previously a Senior Financial Analyst and Assistant Vice President in KeyCorp's Corporate Treasury Department, and has been with KAM or an affiliate since 1987.

6. If shareholders approve the reorganization, on March 29, 1999 the name of the Special Growth Fund will change to the Small Company Opportunity Fund. On page 18 replace the "Investment Policies and Strategy" and "Portfolio Management" sections for the Special Growth Fund with the following:

Principal Investment Strategies: The Fund invests primarily in common stocks of smaller companies that are exhibiting the potential for high earnings growth in relation to their price-earnings ratio. Of the 5,000 U.S. companies with the largest market capitalizations, KAM considers those in the lower 80% to be "small companies." Currently, the upper end of market capitalizations of small companies is approximately $1.2 billion, but this amount may increase or decrease over time. The Adviser uses a computer model to select securities that appear favorably priced.

Under normal market conditions, the Fund:

o Will invest at least 80% of its total assets in equity securities of small companies. These equity investments include:

     o    Common stock

     o    Convertible preferred stock

     o    Debt convertible or exchangeable into equity securities

     o    Securities convertible into common stock

o    May invest up to 20% of its total assets in:

     o    Equity   securities   of   larger   companies   (those   with   market
          capitalizations in the top 20% of the 5,000 largest U.S. companies)

     o    Investment-grade debt securities

     o    Preferred stocks

     o    Short-term debt obligations

     o    Repurchase agreements

Portfolio Management:

William  J.  Leugers,  Jr.,  Daniel  R.  Shick,  and  Gary  H.  Miller  are  the
Co-Portfolio Managers of the Fund, and together are primarily responsible for the day-to-day management of the Fund's portfolio. Messrs. Leugers and Shick have served as Co-Portfolio Managers of the Gradison Opportunity Value Fund since 1984 and 1993, respectively. They also are Co-Portfolio Managers of the Gradison Established Value Fund. Mr. Leugers is a Managing Director of McDonald Investments Inc. and has been associated with McDonald Investments Inc. or its affiliates since 1975. Mr. Shick is a Managing Director of McDonald Investments Inc. and has been with McDonald Investments Inc. or its affiliates since 1972. Mr. Miller is a Vice President and Portfolio Manager of Gradison-McDonald. He has been associated with Gradison-McDonald since 1987.

7. On page 30 add the following information under Item 4, "Sales Charge Reductions and Waivers for Class A Shares -- Waivers for certain investors:"

f. Participants in tax-deferred retirement plans that meet at least one of the following requirements: more than $1 million in plan assets; or 100 eligible employees; or if all of the plan's transactions are executed through a single financial institution or service organization which has an agreement to sell the Victory Funds in connection with such accounts.

Please insert this Supplement in the front of your Prospectus. Investors wishing to obtain more information should call the Funds at 800-539-FUND.

                                   VF-EQTY-SUP

Dear Shareholder:

The Victory Funds' Prospectuses are being revised. Effective immediately, the minimum investment for IRA accounts has been reduced from $250 to $100. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------

                             The Victory Portfolios

                             Financial Reserves Fund
                        Ohio Municipal Money Market Fund
                             Prime Obligations Fund
                           Tax-Free Money Market Fund
                        U.S. Government Obligations Fund
                                 Lakefront Fund
                       Supplement Dated January 26, 1999
                     to the Prospectuses Dated March 1, 1998

                      LifeChoice Conservative Investor Fund
                        LifeChoice Moderate Investor Fund
                         LifeChoice Growth Investor Fund
                        Supplement Dated January 26, 1999
                     to the Prospectus Dated March 23, 1998

                           Convertible Securities Fund
                        Supplement Dated January 26, 1999
                     to the Prospectus Dated March 23, 1998
                          As supplemented July 23, 1998

The Prospectuses of the above Funds are supplemented as follows:

1. On page 3 under "Purchases" and any other sections in the Prospectuses that refer to the minimum initial investment for Individual Retirement Accounts, replace the amount to open an Individual Retirement Account with a minimum of $100 rather than $250.

2.   All   references   to   Coopers   &   Lybrand   L.L.P.   are   changed   to
PricewaterhouseCoopers LLP.

3. On page 13 of the Convertible Securities Fund, page 13 of the Lakefront Fund and page 22 of the Victory LifeChoice Funds Prospectuses, add the following information under Item 4, "Sales Charge Reductions and Waivers for Class A Shares -- Waivers for certain investors:"

f. Participants in tax-deferred retirement plans that meet at least one of the following requirements: more than $1 million in plan assets; or 100 eligible employees; or if all of the plan's transactions are executed through a single financial institution or service organization which has an agreement to sell the Victory Funds in connection with such accounts.


Please insert this Supplement in the front of your Prospectus. Investors wishing to obtain more information should call the Funds at 800-539-FUND.

                                   VF-PRO-SUP

Dear Shareholder:

The Victory Funds' Prospectuses are being revised. This Supplement also provides additional information related to the investment strategies of the Fund. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------

                             The Victory Portfolios

                            Federal Money Market Fund

                       Supplement Dated January 26 , 1999
                     to the Prospectus Dated March 23, 1998

The Prospectus of the Victory Federal Money Market Fund is supplemented as follows:

1. All references to Coopers & Lybrand L.L.P. and Price Waterhouse LLP are changed to PricewaterhouseCoopers LLP.

2. On page 6 under "Investment Policies and Strategy" in the second paragraph, add "FAMC" to the second bullet point as follows:
o "Obligations of GNMA, FNMA, FHLMC, SLMA, FFCB, TVA, FHLB, and FAMC."

3. On page 20 under "Other Securities and Investment Practices" add "FAMC" to the list of investments in the description of "U.S. Government Securities." In addition add the following to the footnote designated by a "*" at the bottom of page 20:

"Obligations of the Federal Agricultural Mortgage Corporation (FAMC) are supported only by the credit of the federal agency."


Please insert this Supplement in the front of your Prospectus. Investors wishing to obtain more information should call the Fund at 800-539-FUND.


                                   VF-FMMF-SUP